CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 3,724,311		$ 1,800,000		$ 4,835,167	$ 859,344	$ 37,130
Cost of revenues	(2,085,045)		(826,688)		(2,426,213)	(30,896)	(7,338)
Gross profit	1,639,266		973,312		2,408,954	828,448	29,792
Operating (expenses)
Selling, general & administrative (expenses)	(1,841,288)		(39,385)		(478,423)	(10,886)	(11,763)
Total operating expenses	(1,581,331)		(43,110)		(478,423)	(10,886)	(11,763)
Exchange loss	(5,829)		(3,725)
Investment income	(44,420)		0
Gain on disposal of joint ventures	174,551		0
Fair value gain on financial assets held for trading	135,655		0
Income from operations					1,930,531	817,562	18,029
Interest expense	(167,230)		0
Loss on extinguishment of debt	(22,925)		0
(Loss)/Income before income tax	(132,210)		930,459
Other income/(expenses)
Other income	10		257		258	0	0
Other expenses					(21,844)	0	(2,240)
Total other (expenses)/income, net	(190,145)		257		(21,586)	0	(2,240)
Income from continuing operation before provision of income taxes	(132,210)		930,459		1,908,945	817,562	15,789
Provision for income taxes expenses	(77,277)		(132,180)		(431,139)	(114,958)	(1,767)
(Loss)/Income from continuing operation, net of tax	(209,487)		798,279		1,477,806	702,604	14,022
Discontinued operation
Income from discontinued operation, net of income tax	0		271,048		167,820	845,743	982,135
Loss on sale of discontinued operation, net of income tax					(880,707)	0	0
(Loss) /income from discontinued operation, net of income tax	0		271,048		(712,887)	845,743	982,135
Net (loss)/income	(209,487)		1,069,327		764,919	1,548,347	996,157
Foreign currency translation income/(loss)	42,081		(12,244)		133,788	(9,281)	0
Comprehensive income
Net income	(209,487)		1,069,327		764,919	1,548,347	996,157
Other comprehensive income/(loss)
Foreign currency translation income/(loss)	42,081		(12,244)		133,788	(9,281)	0
Total comprehensive (loss)/income	$ (167,406)		$ 1,057,083		$ 898,707	$ 1,539,066	$ 996,157
Weighted average number of ordinary shares outstanding:
Class B Ordinary Shares – Issued, diluted* (in Shares)	567,647	[1]	400,000	[1]	10,597,527	10,000,000	10,000,000
Income/(Loss) earnings per common share
Continuing operations - Basic (in Dollars per share)	$ (0.37)	[1]	$ 2	[1]	$ 0.14	$ 0.07	$ 0
Continuing operations - Diluted (in Dollars per share)	(0.37)	[1]	2	[1]	0.14	0.07	0
Class A Ordinary Shares – Diluted* (in Dollars per share)	(0.37)	[1]	2	[1]	0.14	0.07	0
Discontinued operations - Basic (in Dollars per share)	0	[1]	0.68	[1]	(0.07)	0.08	0.1
Discontinued operations - Diluted (in Dollars per share)	0	[1]	0.68	[1]	(0.07)	0.08	0.1
Class A Ordinary Shares – Diluted* (in Dollars per share)	0	[1]	0.68	[1]	(0.07)	0.08	0.1
Net income per common share - Basic (in Dollars per share)	(0.37)		2.68		0.07	0.15	0.1
Net income per common share - Diluted (in Dollars per share)	$ (0.37)		$ 2.68		$ 0.07	$ 0.15	$ 0.1
Weighted average Class A ordinary shares outstanding, basic (in Shares)	564,099	[1]	400,000	[1]	10,597,527	10,000,000	10,000,000
Weighted average Class A ordinary shares outstanding, Diluted (in Shares)	567,647	[1]	400,000	[1]	10,597,527	10,000,000	10,000,000

[1]	After giving effect to the reverse stock split effected on March 16,2026.